Common and Preferred Stock, Additional Paid-In Capital and Dividends	12 Months Ended
Dec. 31, 2025
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Common and Preferred Stock, Additional Paid-In Capital and Dividends
9.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

Reverse stock split: On September 29, 2023 the Company effected a 1-for-12 reverse stock split of its common stock. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series E Shares, or the number of votes of the Company’s Series D, E and F Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion prices of the Company’s Series E Shares in these consolidated financial statements have been retroactively adjusted to reflect this 1-for-12 reverse stock split.

Series D preferred shares: On May 8, 2017, the Company issued 100,000 shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by the Lax Trust for one thousand dollars ($1,000) pursuant to a stock purchase agreement. The Series D shares are not convertible into common shares and each Series D share has the voting power of 1,000 common shares. The Series D shares have no dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date that any financing facility with any financial institution, which contains covenants requiring that any member of the family of Mr. Evangelos J. Pistiolis to maintain a specific minimum ownership or voting interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company’s issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of $0.01 per share. Currently the New Huarong Facility as well as the Alpha Corporate Guarantee have similar provisions that are satisfied via the existence of the Series D Shares. As a prerequisite for the Navigare Lease, Mr. Evangelos J. Pistiolis guaranteed the performance of the bareboat charters, under certain circumstances, and in exchange, the Company agreed to indemnify him for any losses suffered as a result of the guarantee provided and in addition, the Company amended the Certificate of Designation governing the terms of the Series D Shares, to adjust the voting rights per share of Series D Shares such that during the term of the Navigare Lease, the combined voting power controlled by Mr. Evangelos J. Pistiolis and the Lax Trust would not fall below a majority of the total voting power of the Company, irrespective of any new common or preferred stock issuances, and thereby complying with a relevant covenant of the bareboat charters entered in connection with the Navigare Lease. Due to the related party nature of the transactions involving Mr. Evangelos J. Pistiolis, such transactions were unanimously approved by the Company’s Board of Directors, including all three independent directors. Subsequent to the expiration of the Navigare Lease on December 22, 2025, Mr. Evangelos J. Pistiolis’s personal guarantee ceased being in effect and hence the amendment to the Certificate of Designations of the Series D shares adjusting the voting rights per share of the Series D Preferred Shares was automatically terminated, and the voting rights of the Series D Preferred Shares reverted to their pre-amendment terms.

Issuance of the October 2022 Warrants: On October 7, 2022 the Company entered into an agreement with an investor holding 100% of previously issued warrants (“June 2022 Warrants”) to induce him to exercise all of his June 2022 Warrants at an exercise price reduced from $120.00 (exercise price of June 2022 Warrants) per warrant share to $81.00 per warrant share. In consideration for the immediate exercise of the June 2022 Warrants for cash that resulted in gross proceeds of $4,827 before related fees and commissions, the Investor received new warrants to purchase up to an aggregate of 89,393 common shares (the “October 2022 Warrants”). The October 2022 Warrants have an exercise price per warrant share of $81.00 and expire five years after issuance.

During the years ended December 31, 2024 and 2025, no October 2022 Warrants were exercised.
Issuance of common stock and warrants as part of the December 2022 Public Equity Offering: On December 6, 2022, the Company closed a public offering of 562,500 of the Company’s common shares at a public offering price of $24.00 per share and 6,750,000 warrants (the “Class C Warrants”) to purchase up to 562,500 of the Company’s common shares, (the “December 2022 Public Equity Offering”), with Maxim Group LLC acting as a placement agent. The Class C Warrants are immediately exercisable at an exercise price of $24.00 per warrant share and expire five years after issuance. The December 2022 Public Equity Offering resulted in gross proceeds of $13,500 before deducting placement agent fees, commissions and other offering expenses that amounted to $1,104. During the years ended December 31, 2023, 2024 and 2025, 500, 0 and 0 common shares were issued pursuant to Class C Warrant exercises.

Issuance of common stock and warrants as part of the February 2023 Registered Direct Offering: On February 14, 2023, the Company entered into a placement agency agreement with Maxim Group LLC relating to the sale of the Company’s securities, or the Placement Agent Agreement. Pursuant to the Placement Agent Agreement, the Company entered into a Securities Purchase Agreement, with a number of institutional investors (the “Investors”) in connection with a registered direct offering of an aggregate of 837,094 of the Company’s common shares at a public offering price of $16.20 per share, or the February 2023 Registered Direct Offering. Concurrently with the February 2023 Registered Direct Offering and pursuant to the Securities Purchase Agreement, the Company also commenced a private placement whereby the Company issued and sold 10,045,185 warrants (the “February 2023 Warrants”) to purchase up to 837,094 of the Company’s common shares. The February 2023 Warrants have an exercise price per warrant share of $16.20 and expire five years after issuance. The February 2023 Registered Direct Offering closed on February 16, 2023 and it resulted in proceeds of $12,747 (net of 6% fees) and incurred $165 of expenses related to the offering. Additionally, since over 80% of the investors in the February 2023 Registered Direct Offering were Class C Warrant holders, the Company agreed to reduce the exercise price per common share of the Class C Warrants to $16.20 per warrant share from an original exercise price of $24.00 per common share to induce them to participate in the offering. The Company has recognized the incremental fair value of $121 of the modified Class C Warrants as an equity issuance cost, as the reduction of the exercise price of the Class C warrants was done in conjunction with the February 2023 Registered Direct Offering.

During the years ended December 31, 2023, 2024 and 2025 no February 2023 Warrants were exercised.

Accounting Treatment of the October 2022 Class C and February 2023 Warrants

The Company accounted for the October 2022, Class C and February 2023 Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

2024 ATM: On May 24, 2024, the Company, entered into an ATM, with Maxim (the “2024 ATM”). Under the 2024 ATM the Company may sell up to $5,800 of its common stock with Maxim acting as a sales agent. Since Maxim is acting solely as a sales agent, it has no right to require any common stock sales. No warrants, derivatives, or other share classes were associated with the 2024 ATM. The Company incurred $78 and $37 of expenses related to this equity distribution agreement for the years ended December 31, 2024 and 2025. The Company has not issued any common shares pursuant to the 2024 ATM in the years ended December 31, 2024 and 2025.

Dividends to common stockholders: No dividends were paid to common stockholders in the years ended December 31, 2023, 2024 and 2025.

Series G Perpetual Convertible Preferred Shares:

The Series G Preferred Shares have the following characteristics:

Conversion. The Company has the right, at any time and from time to time, subject to certain conditions, to convert in whole or in part at a conversion price which is the lower of (i) 120% of the closing price of the Company’s common shares on the trading day immediately preceding the first issuance of Series G Preferred Shares, being $3.67 (ii) 80% of the lowest daily VWAP of the Company’s common shares over the twenty consecutive trading days expiring on the trading day immediately prior to the date of delivery of a conversion notice, (iii) the conversion price or exercise price per share of any of the Company’s then outstanding convertible shares or warrants, (iv) the lowest issuance price of the common shares in any transaction from the date of the issuance of the Series G Preferred Shares onwards, but in no event will the Series G Conversion Price be less than $0.60 (the “Floor Price”). The Floor Price is adjusted (decreased) in case of splits or subdivisions of the Company’s outstanding shares and is not adjusted in case of reverse stock splits or combinations of the Company’s outstanding shares.

 Voting. The holders of Series G Preferred Shares are entitled to the voting power of one thousand (1,000) of the Company’s common shares per Series G Preferred Share.

Redemption. The Company at its option shall have the right to redeem a portion or all of the outstanding Series G Preferred Shares. The Company shall pay an amount equal to one thousand dollars ($1,000) per each Series G Preferred Share (the “Liquidation Amount”), plus a redemption premium equal to fifteen percent (15%) of the Liquidation Amount being redeemed if that redemption takes place up to and including the first anniversary of the first issuance of Series G Preferred Shares and twenty percent (20%) of the Liquidation Amount being redeemed if that redemption takes place after the first anniversary of the first issuance of Series G Preferred Shares.

 Dividends. The holders of outstanding Series G Preferred Shares shall be entitled to receive semi-annual dividends equal to fifteen percent (15%) per year of the liquidation amount of the then outstanding Series G Preferred Shares.